UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

16 New Broadway
Sleepy Hollow, New York 10591
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 930-3828

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2005 (Unaudited)

COMMON STOCKS - 86.64%+	Shares	Value
Air Freight & Logistics - 4.31%+
Expeditors International of Washington, Inc.	120,000	$ 6,813,600
Capital Markets - 1.04%+
Internet HOLDRs Trust (1)	500	30,740
LaBranche & Co Inc. *	180,000	1,564,200
Van der Moolen Holding N.V. ADR	10,000	54,200
		1,649,140
Commercial Services & Supplies - 4.56%+
Comdisco Holding Company, Inc.	194,400	3,426,300
Copart, Inc. *	6,000	143,220
FTI Consulting, Inc. *	50,000	1,263,000
Ritchie Bros. Auctioneers Incorporated	54,000	2,375,460
		7,207,980
Communications Equipment - 0.03%+
QUALCOMM, Inc.	1,000	44,750
Computers & Peripherals - 0.07%+
Apple Computer, Inc. *	2,000	107,220
Diversified Consumer Services - 1.26%+
Apollo Group, Inc. - Class A *	30,000	1,991,700
Diversified Financial Services - 4.05%+
Archipelago Holdings Inc. * (2)	100,000	3,985,000
Chicago Mercantile Exchange Holdings Inc.	300	101,190
eSPEED, Inc. - Class A *	100,000	758,000
Hong Kong Exchanges & Clearing Limited	120,000	410,107
International Securities Exchange, Inc. * (2)	14,000	327,600
Nasdaq Stock Market Inc. *	32,000	811,200
		6,393,097
Diversified Telecommunication Services - 12.85%+
Leucadia National Corporation	360,000	15,516,000
Lynch Interactive Corporation *	184,000	4,717,760
XO Communications, Inc. *	30,000	76,800
		20,310,560
Health Care Providers & Services - 0.76%+
WebMD Corporation *	109,000	1,207,720
Internet & Catalog Retail - 0.20%+
eBay, Inc. *	6,000	247,200
IAC/InterActiveCorp *	1,000	25,350
Overstock.com, Inc. * (2)	1,000	38,350
		310,900
Internet Software & Services - 1.63%+
Baidu.com, Inc. ADR * (2)	200	12,804
MIVA, Inc. *	10,000	60,300
Netease.com, Inc. ADR *	5,000	450,050
NetRatings, Inc. *	120,000	1,826,400
SINA Corp *	5,000	137,500
Sohu.com, Inc. *	5,000	85,650
		2,572,704
IT Services - 22.22%+
Anteon International Corporation *	24,000	1,026,240
CACI International, Inc. - Class A * (2)	250,000	15,150,000
CheckFree Corporation *	400,000	15,128,000
ManTech International Corporation - Class A *	144,000	3,803,040
		35,107,280
Leisure Equipment & Products - 0.00%+
Marvel Entertainment, Inc. *	322	5,754
Media - 33.65%+
DreamWorks Animation SKG, Inc. *	3,000	82,980
The E.W. Scripps Company - Class A	2,400	119,928
Gemstar-TV Guide International, Inc. *	720,000	2,131,200
Getty Images, Inc. *	36,600	3,149,064
Groupe Bruxelles Lambert S.A.	50,000	4,880,759
Harris Interactive, Inc. *	920,000	3,928,400
Liberty Global, Inc. - Class A *	315,707	8,549,346
Liberty Global, Inc. - Series C *	315,707	8,129,455
Pixar *	3,600	160,236
PrimaCom AG ADR *	610,000	1,875,750
ProQuest Company *	6,000	217,200
The Washington Post Company - Class B	24,400	19,581,000
XM Satellite Radio Holdings, Inc. - Class A *	10,000	359,100
		53,164,418
Wireless Telecommunication Services - 0.01%+
Sunshine PCS Corporation - Class A *	149,890	17,987

TOTAL COMMON STOCKS (Cost $129,652,416)		136,904,810

PREFERRED STOCKS - 0.01%+
Media - 0.01%+
Adelphia Communications Corporation, 7.500%	190,000	9,500
(Cost $583,300) *
	Principal
	Amount
CORPORATE BONDS - CONVERTIBLE - 1.50%+
Diversified Telecommunication Services - 1.50%+
Level 3 Communications, Inc., CLB,
6.000%, due 3/15/2010 (2)	$ 4,600,000	2,363,250
Media - 0.00%+
Adelphia Communications Corporation,
6.000%, due 2/15/2006, Acquired on 2/10/2004	200,000	8,750
at $123,000 (Default Effective 8/12/2002) *

TOTAL CORPORATE BONDS - CONVERTIBLE (Cost $2,640,833)		2,372,000

CORPORATE BONDS - 1.85%+
Diversified Telecommunication Services - 1.85%+
Level 3 Communications, Inc., CLB,
12.875%, due 3/15/2010 ^ (2) (Cost $3,650,612)	3,600,000	2,916,000

	Shares
RIGHTS - 2.63%+
Commercial Services & Supplies - 2.63%+
Comdisco Holding Company, Inc.
Expiration Date: 12/31/2050, Strike Price $1.00 #
(Cost $3,253,775)	12,240,699	4,161,838

	Contracts
PUT OPTIONS PURCHASED - 0.00%+
Internet HOLDRs Trust
Expiration: January, 2006, Exercise Price: $60.00	7	1,523
Expiration: January, 2007, Exercise Price: $70.00	7	6,895

TOTAL PUT OPTIONS PURCHASED (Cost $15,715)		8,418
	Principal Amount
	or Shares
SHORT-TERM INVESTMENTS - 7.30%+
Investment Companies - 0.21%+
First American Prime Obligations Fund -
Class I	327,219	327,219
US Government Agency Issues - 7.09%+
Federal Home Loan Bank Discount Note,
2.650%, due 10/03/2005	$ 11,208,000	11,206,132

TOTAL SHORT-TERM INVESTMENTS (Cost $11,533,351)		11,533,351

INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING - 7.48%+

Investment Companies - 0.00%+
Merrill Lynch Premier Institutional Fund	40	40

Repurchase Agreements - 7.48%+
CS First Boston Repurchase Agreement,
3.997%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $829,609	$ 829,333	829,333
Morgan Stanley Repurchase Agreement,
4.008%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $10,992,338	10,988,668	10,988,668
		11,818,001

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		11,818,041
(Cost $11,818,041)

Total Investments (Cost $163,148,043) - 107.41%+		$ 169,723,958

Cash Overdrafted from Securities Lending		(475,642)

* - Non-income producing security.
^ - Security has a stepped rate. The rate listed is as of September 30, 2005.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipts.
CLB - Callable Security.
(1) - All or a portion of the shares have been committed as collateral for written option contracts.
(2) - This security or a portion of this security was out on loan at September 30, 2005. Total loaned securities had a market value of $11,024,098 at September 30, 2005.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2001-HE25, Class A2, 3/25/2032	$ 204,450
CS First Boston Mortgage Securities Corp., Series 2004-4, Class AP, 9/25/2034	666,366
Total	$ 870,816

Morgan Stanley Repurchase Agreement
Description	Fair Value
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1/25/2035	1,244,793
Americredit Automobile Receivables Trust, Series 2003-DM, Class A4, 8/16/2010	498,605
Americredit Automobile Receivables Trust, Series 2004-DF, Class A2, 3/6/2008	119,895
Ameriquest Finance NIM Trust, Series 2004-RN7, Class A, 8/25/2009	677,687
Citibank Credit Card Issuance Trust, Series 2004-A3, Class A3, 7/25/2011	99,241
Discover Card Master Trust I, Series 2001-1, Class A, 1/15/2008	2,208,722
Discover Card Master Trust I, Series 2001-3, Class A, 9/15/2008	1,187,768
Ford Credit Auto Owner Trust, Series 2002-D, Class A4A, 11/15/2006	234,941
GSAA Home Equity Trust, Series 2005-6, Class A1, 6/25/2035	1,694,071
John Deere Owner Trust, Series 2004-A, Class A3, 12/17/2007	389,123
Nationslink Funding Corporation, Series 1998-1, Class F, 3/20/2030	1,018,774
New Valley Generation I, 7.299%, 3/15/2019	85,823
New Valley Generation V, 4.929%, 1/15/2021	26,332
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A3, 3/15/2007	526,818
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A3, 11/15/2007	164,264
Nissan Auto Receivables Owner Trust, Series 2004-C, Class A3, 10/15/2007	147,079
Nissan Master Owner Trust Receivables, 2003-A, Class A1, 9/15/2008	286,597
Novastar Home Equity Loan, Series 2001-1, Class A1, 7/25/2031	146,223
SLM Student Loan Trust, Series 2005-A, Class A4, 12/15/2038	197,899
USAA Auto Owner Trust, Series 2004-2, Class A4, 2/15/2011	93,747
Total	$ 11,048,402

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments - September 30, 2005 (Unaudited)

COMMON STOCKS - 74.71%+	Shares	Value
Aerospace & Defense - 5.54%+
SI International, Inc. *	7,500	$ 232,275
Capital Markets - 3.77%+
Nasdaq-100 Index Tracking Stock (1)	4,000	157,840
Commercial Services & Supplies - 6.03%+
Comdisco Holding Company, Inc.	9,300	163,913
Deluxe Corporation	1,100	44,176
John H. Harland Company	1,000	44,400
		252,489
Computers & Peripherals - 7.20%+
ActivCard Corporation *	7,500	32,475
M-Systems Flash Disk Pioneers Ltd. *	9,000	269,280
		301,755
Diversified Financial Services - 4.15%+
Chicago Mercantile Exchange Holdings Inc.	100	33,730
eSPEED, Inc. - Class A *	10,000	75,800
International Securities Exchange, Inc. * (2)	1,000	23,400
MarketAxess Holdings, Inc. *	3,000	40,800
		173,730
Diversified Telecommunication Services - 8.40%+
IDT Corporation *	5,300	65,190
IDT Corporation - Class B *	5,300	64,607
Lynch Interactive Corporation *	6,100	156,404
Warwick Valley Telephone Company	1,200	27,300
XO Communications, Inc. *	15,000	38,400
		351,901
Insurance - 4.44%+
Fidelity National Financial, Inc.	4,173	185,782
Internet Software & Services - 9.45%+
Digital River, Inc. *	1,000	34,850
Imergent, Inc. * (2)	2,500	13,925
Netease.com, Inc. ADR *	240	21,602
NetRatings, Inc. *	6,700	101,974
SINA Corp *	500	13,750
Sohu.com, Inc. *	300	5,139
Websense, Inc. *	4,000	204,840
		396,080
IT Services - 0.64%+
Lionbridge Technologies, Inc. *	4,000	27,000
Media - 23.97%+
Discovery Holding Company - Class A *	50	722
Gemstar-TV Guide International, Inc. *	5,000	14,800
Groupe Bruxelles Lambert S.A.	1,600	156,184
Interactive Data Corporation	13,000	294,450
Liberty Global, Inc. - Class A *	30	813
Liberty Global, Inc. - Series C *	30	773
Liberty Media Corporation - Class A *	504	4,057
Naspers Limited ADR (2)	9,470	151,520
Navarre Corporation * (2)	5,000	28,950
PrimaCom AG ADR *	4,750	14,606
ProQuest Company *	3,000	108,600
RCN Corporation *	6,545	138,885
Valassis Communications, Inc. *	2,300	89,654
		1,004,014
Software - 1.10%+
FactSet Research Systems, Inc.	600	21,144
Gravity Co. Ltd. ADR *	3,000	25,110
		46,254
Wireless Telecommunication Services - 0.02%+
Sunshine PCS Corporation - Class A *	6,000	720

TOTAL COMMON STOCKS (Cost $2,383,332)		3,129,840

PREFERRED STOCKS - 0.02%+
Diversified Telecommunication Services - 0.02%+
PTV, Inc. - Series A, CLB, 10.000% (Cost $3,774)	487	718

	Principal
	Amount
CORPORATE BONDS-CONVERTIBLE - 3.45%+
Semiconductor Equipment & Products - 3.45%+
Conexant Systems, Inc., CLB,
4.000%, due 2/1/2007 (Cost $127,350)	$150,000	144,750

CORPORATE BONDS - 4.35%+
Diversified Telecommunication Services - 4.35%+
Level 3 Communications, Inc., CLB,
12.875%, due 03/15/2010 ^ (2) (Cost $203,798)	225,000	182,250

	Shares
RIGHTS - 4.72%+
Commercial Services & Supplies - 4.72%+
Comdisco Holding Company, Inc.
Expiration Date 12/31/2050, Strike Price $1.00 #
(Cost $245,273)	581,000	197,540

	Contracts
PUT OPTIONS PURCHASED - 0.32%+
Nasdaq-100 Index Tracking Stock
Expiration: January, 2007, Exercise Price: $38.625	28	6,160
Expiration: January, 2007, Exercise Price: $39.625	28	7,420

TOTAL PUT OPTIONS PURCHASED (Cost $22,568)		13,580
	Principal
	Amount
SHORT-TERM INVESTMENTS - 13.16%+
US Government Agency Issues - 8.59%+
Federal Home Loan Bank Discount Note,
2.650%, due 10/3/2005	$ 360,000	359,940
Variable Rate Demand Notes ** - 4.57%+
American Family, 3.442%	45,643	45,643
U.S. Bank, N.A., 3.590%	81,935	81,935
Wisconsin Corporate Central Credit Union, 3.510%	63,931	63,931
		191,509

TOTAL SHORT-TERM INVESTMENTS (Cost $551,449)		551,449

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal Amount
FROM SECURITIES LENDING - 10.06%+	or Shares

Investment Companies - 0.00%+
Merrill Lynch Premier Institutional Fund	1	1

Repurchase Agreements - 10.06%+
CS First Boston Repurchase Agreement,
3.997%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $29,575	$ 29,565	29,565
Morgan Stanley Repurchase Agreement,
4.008%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $391,870	391,739	391,739
		421,304

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		421,305
(Cost $421,305)

Total Investments (Cost $3,958,849) - 110.79%+		$ 4,641,432

Cash Overdrafted from Securities Lending		(16,956)

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.
^ - Security has a stepped rate. The rate listed is as of September 30, 2005.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipts.
CLB - Callable Security.
(1) - All or a portion of the shares have been committed as collateral for written option contracts.
(2) - This security or a portion of this security was out on loan at September 30, 2005. Total loaned securities had a market value of $389,770 at September 30, 2005.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2001-HE25, Class A2, 3/25/2032	$ 7,289
CS First Boston Mortgage Securities Corp., Series 2004-4, Class AP, 9/25/2034	23,756
Total	$ 31,045

Morgan Stanley Repurchase Agreement
Description	Fair Value
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1/25/2035	44,376
Americredit Automobile Receivables Trust, Series 2003-DM, Class A4, 8/16/2010	17,775
Americredit Automobile Receivables Trust, Series 2004-DF, Class A2, 3/6/2008	4,274
Ameriquest Finance NIM Trust, Series 2004-RN7, Class A, 8/25/2009	24,159
Citibank Credit Card Issuance Trust, Series 2004-A3, Class A3, 7/25/2011	3,538
Discover Card Master Trust I, Series 2001-1, Class A, 1/15/2008	78,740
Discover Card Master Trust I, Series 2001-3, Class A, 9/15/2008	42,343
Ford Credit Auto Owner Trust, Series 2002-D, Class A4A, 11/15/2006	8,376
GSAA Home Equity Trust, Series 2005-6, Class A1, 6/25/2035	60,393
John Deere Owner Trust, Series 2004-A, Class A3, 12/17/2007	13,872
Nationslink Funding Corporation, Series 1998-1, Class F, 3/20/2030	36,319
New Valley Generation I, 7.299%, 3/15/2019	3,060
New Valley Generation V, 4.929%, 1/15/2021	939
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A3, 3/15/2007	18,780
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A3, 11/15/2007	5,856
Nissan Auto Receivables Owner Trust, Series 2004-C, Class A3, 10/15/2007	5,243
Nissan Master Owner Trust Receivables, 2003-A, Class A1, 9/15/2008	10,217
Novastar Home Equity Loan, Series 2001-1, Class A1, 7/25/2031	5,213
SLM Student Loan Trust, Series 2005-A, Class A4, 12/15/2038	7,055
USAA Auto Owner Trust, Series 2004-2, Class A4, 2/15/2011	3,342
Total	$ 393,870

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2005 (Unaudited)

COMMON STOCKS - 85.81%+	Shares	Value
Aerospace & Defense - 0.01%+
General Dynamics Corporation	200	$ 23,910
Airlines - 0.08%+
China Eastern Airlines Corporation Limited ADR	25,000	385,250
Auto Components - 1.01%+
Toyota Industries Corporation	144,000	4,782,452
Automobiles - 0.00%+
Great Wall Automobile Holdings Company, Limited - Class H	20,000	6,887
Beverages - 0.13%+
Anheuser-Busch Companies, Inc.	1,800	77,472
Brown-Forman Corporation - Class B	1,400	83,356
Constellation Brands, Inc. - Class A *	600	15,600
Diageo plc ADR	2,000	116,020
Pernod Ricard SA	1,200	211,786
Remy Cointreau SA	2,400	108,848
Taittinger SA	25	10,083
		623,165
Capital Markets - 0.95%+
The Bear Stearns Companies Inc.	1,000	109,750
Eaton Vance Corp.	3,000	74,460
ICAP plc	48,000	309,704
LaBranche & Co Inc. * (2)	424,000	3,684,560
Legg Mason, Inc.	1,000	109,690
Refco Inc. *	8,000	226,160
		4,514,324
Chemicals - 0.01%+
Novozymes A/S - Class B	200	10,308
Potash Corporation of Saskatchewan Inc.	400	37,328
		47,636
Commercial Banks - 3.57%+
Fifth Third Bancorp	4,000	146,920
HDFC Bank Ltd. ADR	4,400	225,280
ICICI Bank Limited ADR	9,000	254,250
M&T Bank Corporation	118,200	12,494,922
State Bank of India GDR	14,000	693,000
Wells Fargo and Company	53,000	3,104,210
		16,918,582
Commercial Services & Supplies - 0.07%+
Acco Brands Corporation *	658	18,569
Deluxe Corporation	2,000	80,320
Equifax Inc.	100	3,494
FTI Consulting, Inc. *	10,000	252,600
		354,983
Consumer Finance - 0.75%+
American Express Company	400	22,976
The Student Loan Corporation	15,000	3,553,200
		3,576,176
Diversified Consumer Services - 0.40%+
H&R Block, Inc.	80,000	1,918,400
Diversified Financial Services - 9.92%+
Archipelago Holdings Inc. * (2)	236,000	9,404,600
Brascan Corporation - Class A	304,000	14,166,400
Chicago Mercantile Exchange Holdings Inc.	14,800	4,992,040
Deutsche Boerse AG	3,600	343,370
Euronext NV	18,000	791,926
Hong Kong Exchanges & Clearing Limited	2,120,000	7,245,228
International Securities Exchange, Inc. * (2)	12,000	280,800
London Stock Exchange PLC	36,857	370,357
Moody's Corporation	25,300	1,292,324
Nasdaq Stock Market Inc. *	18,000	456,300
Pargesa Holding AG - Class B	42,000	3,549,753
Power Corporation of Canada	86,000	2,355,475
Singapore Exchange Limited	180,000	268,085
TSX Group Inc.	44,000	1,525,712
		47,042,370
Diversified Gas - 2.43%+
The Williams Companies, Inc.	460,000	11,523,000
Diversified Telecommunication Services - 2.39%+
Leucadia National Corporation	263,400	11,352,540
Electric Utilities - 10.43%+
Allegheny Energy, Inc. *	654,000	20,090,880
Huaneng Power International, Inc. ADR (2)	227,600	6,761,996
Korea Electric Power Corporation ADR	606,000	10,732,260
Sierra Pacific Resources *	798,000	11,850,300
		49,435,436
Food Products - 0.97%+
Archer-Daniels-Midland Company	72,000	1,775,520
Bunge Limited	25,400	1,336,548
Cadbury Schweppes PLC ADR	4,000	162,920
Dean Foods Company *	30,000	1,165,800
The J.M. Smucker Company	1,000	48,540
McCormick & Company, Incorporated	1,000	32,630
TreeHouse Foods, Inc. *	3,600	96,768
		4,618,726
Hotels Restaurants & Leisure - 1.27%+
Carnival Corporation	2,000	99,960
Harrah's Entertainment, Inc.	28,000	1,825,320
Hilton Group plc ADR	8,000	89,021
MGM MIRAGE *	66,000	2,888,820
Societe du Louvre	100	17,668
Wynn Resorts, Limited * (2)	24,000	1,083,600
		6,004,389
Household Durables - 0.05%+
Fortune Brands, Inc.	2,800	227,724
Household Products - 0.02%+
Church & Dwight Co., Inc.	2,400	88,656
Independent Power Producers & Energy Traders - 2.23%+
Calpine Corporation * (2)	640,000	1,657,600
Dynegy Inc. - Class A *	92,000	433,320
TXU Corporation	75,000	8,466,000
		10,556,920
Industrial Conglomerates - 0.00%+
Alleghany Corporation *	24	7,344
Insurance - 11.98%+
Berkshire Hathaway Inc. - Class B *	4,700	12,835,700
China Life Insurance Co., Limited ADR *	1,000	30,860
Fairfax Financial Holdings Limited (2)	18,800	3,269,320
Fidelity National Financial, Inc.	8,200	365,064
Markel Corporation *	12,000	3,966,000
Mercury General Corporation	2,000	119,980
Millea Holdings, Inc. ADR	4,000	323,360
Montpelier Re Holdings Ltd. (2)	180,800	4,492,880
The Progressive Corporation	122,200	12,802,894
Wesco Financial Corporation	1,700	581,570
White Mountains Insurance Group Ltd.	29,800	17,999,200
		56,786,828
IT Services - 1.17%+
Automatic Data Processing, Inc.	100	4,304
CACI International, Inc. - Class A *	90,000	5,454,000
Iron Mountain Incorporated *	1,800	66,060
		5,524,364
Media - 6.84%+
Dow Jones & Company, Inc.	100	3,819
DreamWorks Animation SKG, Inc. *	9,000	248,940
The E.W. Scripps Company - Class A	54,000	2,698,380
Groupe Bruxelles Lambert S.A.	144,000	14,056,587
John Wiley & Sons, Inc. - Class B	2,000	83,300
Meredith Corporation	2,000	99,780
The New York Times Company - Class A	600	17,850
The Walt Disney Company	10,650	256,984
The Washington Post Company - Class B	18,654	14,969,835
		32,435,475
Metals & Mining - 0.78%+
Anglo American PLC ADR (2)	118,000	3,563,600
Cameco Corporation	2,400	128,400
		3,692,000
Multiline Retail - 2.47%+
Sears Holdings Corporation *	94,000	11,695,480
Multi-Utilities - 2.67%+
Reliant Energy Inc. *	788,000	12,166,720
Sempra Energy	10,000	470,600
		12,637,320
Multi-Utilities & Unregulated Power - 2.62%+
CenterPoint Energy, Inc.	836,000	12,431,320
Oil, Gas & Consumable Fuels - 16.36%+
Canadian Natural Resources Ltd.	8,000	361,520
Canadian Oil Sands Trust	114,000	12,617,520
CNOOC Limited ADR (2)	80,000	5,775,200
El Paso Corporation	1,110,000	15,429,000
EnCana Corporation	82,000	4,781,420
Imperial Oil Ltd.	36,000	4,142,160
Nexen Inc.	66,000	3,145,560
Petro-Canada	72,000	3,004,560
PetroChina Company Limited ADR (2)	40,000	3,334,800
Petroleo Brasileiro S.A. ADR	4,000	285,960
Shell Canada Limited	112,000	3,916,387
Statoil ASA - ADR	10,000	246,900
Suncor Energy, Inc.	328,000	19,853,840
Western Oil Sands Inc. - Class A *	28,000	663,570
		77,558,397
Paper & Forest Products - 0.01%+
Pope Resources, L.P.	1,800	56,340
Pharmaceuticals - 0.02%+
Novo-Nordisk A/S ADR	2,000	99,160
Real Estate - 3.57%+
American Real Estate Partners, L.P.	200,000	7,500,000
Forest City Enterprises, Inc. - Class A	150,000	5,715,000
The St. Joe Company	3,600	224,820
Texas Pacific Land Trust	16,600	2,631,930
Vornado Realty Trust	9,600	831,552
		16,903,302
Specialty Retail - 0.01%+
Tiffany & Co.	1,000	39,770
Tobacco - 0.29%+
Altria Group, Inc.	18,000	1,326,780
British American Tobacco p.l.c. ADR	1,000	42,340
		1,369,120
Transportation Infrastructure - 0.30%+
Anhui Expressway Co., Ltd. - Class H	660,000	384,427
Beijing Capital International Airport Company Limited - Class H	100,000	43,765
Jiangsu Expressway Company Ltd. - Class H	200,000	119,068
Shenzhen Expressway Company Limited - Class H	1,200,000	420,920
Zhejiang Expressway Co., Ltd. - Class H	660,000	463,012
		1,431,192
Wireless Telecommunication Services - 0.02%+
China Mobile (Hong Kong) Limited ADR	4,000	98,560

TOTAL COMMON STOCKS (Cost $336,666,344)		406,767,498
	Contracts
CALL OPTION PURCHASED - 0.10%+
TXU Corporation
Expiration: January, 2007, Exercise Price: $45.00
(Cost $143,073)	71	483,865

	Principal
	Amount
SHORT-TERM INVESTMENTS - 13.90%+
US Government Agency Issues - 13.49%+
Federal Home Loan Bank Discount Note,
2.650%, due 10/03/2005	$ 63,977,000	63,966,337
Variable Rate Demand Notes ** - 0.41%+
American Family, 3.442%	578	578
U.S. Bank, N.A., 3.590%	1,938,860	1,938,860
Wisconsin Corporate Central Credit Union, 3.510%	2,707	2,707
		1,942,145

TOTAL SHORT-TERM INVESTMENTS (Cost $65,908,482)		65,908,482

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal Amount
FROM SECURITIES LENDING - 7.26%+	or Shares

Investment Companies - 0.00%+
Merrill Lynch Premier Institutional Fund	118	118

Repurchase Agreements - 7.26%+
CS First Boston Repurchase Agreement,
3.997%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $2,414,919	$ 2,414,115	2,414,115
Morgan Stanley Repurchase Agreement,
4.008%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $31,997,701	31,987,019	31,987,019
		34,401,134

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		34,401,252
(Cost $34,401,252)

Total Investments (Cost $437,119,151) - 107.07%+		$ 507,561,097

Cash Overdrafted from Securities Lending		(1,384,550)

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.
+ - Calculated as a percentage of net assets.
GDR - Global Depository Receipts.
ADR - American Depository Receipts.
(2) - This security or a portion of this security was out on loan at September 30, 2005. Total loaned securities had a market value of $31,739,191 at September 30, 2005.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2001-HE25, Class A2, 3/25/2032	$ 595,137
CS First Boston Mortgage Securities Corp., Series 2004-4, Class AP, 9/25/2034	1,939,732
Total	$ 2,534,869

Morgan Stanley Repurchase Agreement
Description	Fair Value
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1/25/2035	3,623,480
Americredit Automobile Receivables Trust, Series 2003-DM, Class A4, 8/16/2010	1,451,395
Americredit Automobile Receivables Trust, Series 2004-DF, Class A2, 3/6/2008	349,003
Ameriquest Finance NIM Trust, Series 2004-RN7, Class A, 8/25/2009	1,972,687
Citibank Credit Card Issuance Trust, Series 2004-A3, Class A3, 7/25/2011	288,882
Discover Card Master Trust I, Series 2001-1, Class A, 1/15/2008	6,429,391
Discover Card Master Trust I, Series 2001-3, Class A, 9/15/2008	3,457,486
Ford Credit Auto Owner Trust, Series 2002-D, Class A4A, 11/15/2006	683,893
GSAA Home Equity Trust, Series 2005-6, Class A1, 6/25/2035	4,931,288
John Deere Owner Trust, Series 2004-A, Class A3, 12/17/2007	1,132,703
Nationslink Funding Corporation, Series 1998-1, Class F, 3/20/2030	2,965,559
New Valley Generation I, 7.299%, 3/15/2019	249,822
New Valley Generation V, 4.929%, 1/15/2021	76,650
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A3, 3/15/2007	1,533,520
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A3, 11/15/2007	478,159
Nissan Auto Receivables Owner Trust, Series 2004-C, Class A3, 10/15/2007	428,132
Nissan Master Owner Trust Receivables, 2003-A, Class A1, 9/15/2008	834,256
Novastar Home Equity Loan, Series 2001-1, Class A1, 7/25/2031	425,641
SLM Student Loan Trust, Series 2005-A, Class A4, 12/15/2038	576,067
USAA Auto Owner Trust, Series 2004-2, Class A4, 2/15/2011	272,890
Total	$ 32,160,904

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2005 (Unaudited)

COMMON STOCKS - 99.52%+	Shares	Value
Biotechnology - 36.82%+
AEterna Zentaris Inc. * (2)	20,500	$ 97,990
Arena Pharmaceuticals, Inc. *	14,000	138,600
AVAX Technologies, Inc. *	50,000	15,500
Avigen, Inc. * (2)	21,000	58,380
Biogen Idec, Inc. *	10,250	404,670
Biomira, Inc. *	37,000	51,060
Cambridge Antibody Technology Group PLC ADR *	15,000	196,650
Cell Genesys, Inc. * (2)	14,725	80,693
Chiron Corporation *	32,000	1,395,840
Cubist Pharmaceuticals, Inc. *	4,000	86,160
CuraGen Corporation * (2)	13,000	64,350
deCODE genetics, Inc. *	11,000	92,290
Dendreon Corporation *	7,000	46,970
EntreMed, Inc. *	11,000	26,290
Favrille Inc. *	10,000	45,500
Genzyme Corporation *	8,038	575,842
Human Genome Sciences, Inc. *	17,000	231,030
ImmunoGen, Inc. *	6,000	44,040
Isis Pharmaceuticals, Inc. *	5,000	25,250
Isotechnika, Inc. *	15,000	28,387
Maxim Pharmaceuticals, Inc. *	10,000	13,400
Medarex, Inc. *	20,000	190,400
MedImmune, Inc. *	29,500	992,675
Millennium Pharmaceuticals, Inc. *	30,296	282,662
NeoRx Corporation * (2)	27,000	25,110
Progenics Pharmaceuticals, Inc. *	3,200	75,872
QLT Inc. *	10,000	76,700
Savient Pharmaceuticals Inc. *	34,000	128,180
Serono SA ADR (2)	12,000	197,400
Sirna Therapeutics, Inc. * (2)	3,491	15,361
Targeted Genetics Corporation *	10,000	6,800
Vical Incorporated *	13,500	66,420
		5,776,472
Chemicals - 6.92%+
Akzo Nobel N.V. ADR	10,000	436,500
Lonza Group AG	11,000	649,258
		1,085,758
Health Care Equipment & Supplies - 0.04%+
Theragenics Corporation *	2,000	5,900
Health Care Providers & Services - 0.35%+
IMPATH Bankruptcy Liquidating Trust - Class A	26,000	54,470
Pharmaceuticals - 55.39%+
Abbott Laboratories	17,000	720,800
Altana AG ADR (2)	14,000	785,120
Antigenics, Inc. * (2)	892	4,835
Bristol-Meyers Squibb Company	15,000	360,900
China Pharmaceutical Group Limited *	1,440,000	272,478
Eli Lilly and Company	11,000	588,720
GlaxoSmithKline PLC ADR	22,673	1,162,671
Johnson & Johnson	10,000	632,800
MGI Pharma, Inc. *	2,000	46,620
Novartis AG ADR	30,000	1,530,000
Schering AG ADR	19,000	1,204,600
SuperGen, Inc. *	14,000	88,200
Wyeth	27,900	1,290,933
		8,688,677

TOTAL COMMON STOCKS (Cost $17,029,305)		15,611,277

RIGHTS - 0.00%+
Biotechnology - 0.00%+
OSI Pharmaceuticals, Inc. *
Expiration Date 6/12/2008, Strike Price $1.00 #
(Cost $0)	13,932	648

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.62%+
US Government Agency Issues - 0.61%+
Federal Home Loan Bank Discount Note,
2.650%, due 10/03/2005	$96,000	95,984
Variable Rate Demand Notes ** - 0.01%+
U.S. Bank, N.A., 3.590%	574	574

TOTAL SHORT-TERM INVESTMENTS (Cost $96,558)		96,558

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal Amount
FROM SECURITIES LENDING - 7.07%+	or Shares

Investment Companies - 0.00%+
Merrill Lynch Premier Institutional Fund	4	4

Repurchase Agreements - 7.07%+
CS First Boston Repurchase Agreement,
3.997%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $77,893	$ 77,867	77,867
Morgan Stanley Repurchase Agreement,
4.008%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $1,032,085	1,031,740	1,031,740
		1,109,607

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		1,109,611
(Cost $1,109,611)

Total Investments (Cost $18,235,474) - 107.21%+		$ 16,818,094

Cash Overdrafted from Securities Lending		(44,659)

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipts.
(2) - This security or a portion of this security was out on loan at September 30, 2005. Total loaned securities had a market value of $1,031,827 at September 30, 2005.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2001-HE25, Class A2, 3/25/2032	$ 19,196
CS First Boston Mortgage Securities Corp., Series 2004-4, Class AP, 9/25/2034	62,566
Total	$ 81,762

Morgan Stanley Repurchase Agreement
Description	Fair Value
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1/25/2035	116,875
Americredit Automobile Receivables Trust, Series 2003-DM, Class A4, 8/16/2010	46,815
Americredit Automobile Receivables Trust, Series 2004-DF, Class A2, 3/6/2008	11,257
Ameriquest Finance NIM Trust, Series 2004-RN7, Class A, 8/25/2009	63,629
Citibank Credit Card Issuance Trust, Series 2004-A3, Class A3, 7/25/2011	9,318
Discover Card Master Trust I, Series 2001-1, Class A, 1/15/2008	207,380
Discover Card Master Trust I, Series 2001-3, Class A, 9/15/2008	111,521
Ford Credit Auto Owner Trust, Series 2002-D, Class A4A, 11/15/2006	22,059
GSAA Home Equity Trust, Series 2005-6, Class A1, 6/25/2035	159,058
John Deere Owner Trust, Series 2004-A, Class A3, 12/17/2007	36,535
Nationslink Funding Corporation, Series 1998-1, Class F, 3/20/2030	95,654
New Valley Generation I, 7.299%, 3/15/2019	8,058
New Valley Generation V, 4.929%, 1/15/2021	2,472
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A3, 3/15/2007	49,464
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A3, 11/15/2007	15,423
Nissan Auto Receivables Owner Trust, Series 2004-C, Class A3, 10/15/2007	13,809
Nissan Master Owner Trust Receivables, 2003-A, Class A1, 9/15/2008	26,909
Novastar Home Equity Loan, Series 2001-1, Class A1, 7/25/2031	13,729
SLM Student Loan Trust, Series 2005-A, Class A4, 12/15/2038	18,581
USAA Auto Owner Trust, Series 2004-2, Class A4, 2/15/2011	8,802
Total	$ 1,037,348

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2005 (Unaudited)

COMMON STOCKS - 81.96%+	Shares	Value
Aerospace & Defense - 0.98%+
Armor Holdings, Inc. *	800	$ 34,408
Bombardier Inc.	360,000	888,774
GenCorp Inc. *	10,000	186,500
		1,109,682
Airlines - 1.53%+
China Eastern Airlines Corporation Limited ADR	58,000	893,780
China Southern Airlines Company Limited ADR * (2)	58,000	832,300
		1,726,080
Automobiles - 0.05%+
Brilliance China Automotive Holdings Limited ADR	4,000	57,880
Beverages - 0.05%+
Tsingtao Brewery Company Limited - Class H	50,000	53,741
Capital Markets - 7.34%+
BNN Investments Ltd. *	200	17,204
Calamos Asset Management, Inc. - Class A	20,000	493,600
GAMCO Investors, Inc. - Class A	1,000	45,850
Greenhill & Co., Inc.	3,000	125,070
LaBranche & Co Inc. *	600,000	5,214,000
Nuveen Investments - Class A	14,400	567,216
Van der Moolen Holding N.V. ADR	336,217	1,822,296
		8,285,236
Commercial Banks - 3.43%+
Banque du Liban et d'Outre-Mer S.A.L. (BLOM) - Class B GDR	15,400	727,034
Cathay General Bancorp	8,600	304,956
Center Financial Corporation	18,000	423,000
East West Bancorp, Inc.	8,600	292,744
Farmers & Merchants Bank of Long Beach	12	68,220
First Bank of Delaware *	282,000	916,500
Hanmi Financial Corporation	20,062	360,113
Nara Bancorp, Inc.	20,000	299,000
UCBH Holdings, Inc.	18,000	329,760
Wilshire Bancorp, Inc.	10,000	153,000
		3,874,327
Commercial Services & Supplies - 2.58%+
Comdisco Holding Company, Inc.	1,000	17,625
Deluxe Corporation	10,000	401,600
FTI Consulting, Inc. *	48,000	1,212,480
Loring Ward International Ltd. *	1,000	516
PICO Holdings, Inc. *	24,000	843,360
Ritchie Bros. Auctioneers Incorporated	10,000	439,900
		2,915,481
Construction & Engineering - 4.07%+
Quanta Services, Inc. *	360,000	4,593,600
Diversified Consumer Services - 0.01%+
Sotheby's Holdings, Inc. - Class A *	800	13,376
Diversified Financial Services - 7.80%+
Archipelago Holdings Inc. * (2)	68,000	2,709,800
Hong Kong Exchanges & Clearing Limited	480,000	1,640,429
International Securities Exchange, Inc. * (2)	60,000	1,404,000
Nasdaq Stock Market Inc. *	72,000	1,825,200
Siem Industries Inc. *	32,000	1,232,000
		8,811,429
Diversified Telecommunication Services - 0.48%+
Lynch Interactive Corporation *	1,800	46,152
NeuStar, Inc. - Class A *	1,000	31,990
XO Communications, Inc. *	180,000	460,800
		538,942
Electric Utilities - 11.33%+
Allegheny Energy, Inc. *	184,000	5,652,480
China Resources Power Holdings Company Limited	100,000	63,717
Datang International Power Generation Company Limited - Class H	100,000	76,590
Huadian Power International Corporation Limited - Class H	180,000	49,815
Sierra Pacific Resources *	468,000	6,949,800
		12,792,402
Gas Utilities - 2.20%+
Southern Union Company *	96,263	2,480,685
Hotels Restaurants & Leisure - 1.22%+
Triarc Companies, Inc. - Class A (2)	82,000	1,377,600
Independent Power Producers & Energy Traders - 2.35%+
Calpine Corporation * (2)	480,000	1,243,200
Dynegy Inc. - Class A *	300,000	1,413,000
		2,656,200
Industrial Conglomerates - 1.11%+
Alleghany Corporation *	4,084	1,249,704
Insurance - 3.42%+
Covanta Holding Corporation *	5,000	67,150
Fairfax Financial Holdings Limited (2)	2,000	347,800
Montpelier Re Holdings Ltd. (2)	80,000	1,988,000
National Western Life Insurance Company - Class A *	1,200	253,500
RLI Corp.	8,000	370,080
Safety Insurance Group, Inc.	12,000	427,080
Wesco Financial Corporation	1,000	342,100
Zenith National Insurance Corp.	1,000	62,690
		3,858,400
IT Services - 4.31%+
Anteon International Corporation *	4,000	171,040
CACI International, Inc. - Class A *	56,500	3,423,900
ManTech International Corporation - Class A *	48,000	1,267,680
		4,862,620
Leisure Equipment & Products - 0.00%+
Steinway Musical Instruments, Inc. *	200	5,270
Machinery - 0.08%+
Oshkosh Truck Corporation	2,000	86,320
Media - 2.88%+
Courier Corporation	20,800	777,920
Gemstar-TV Guide International, Inc. *	36,000	106,560
John Wiley & Sons, Inc. - Class A	18,800	784,712
PrimaCom AG ADR *	54,000	166,050
R.H. Donnelley Corporation *	18,000	1,138,680
Value Line, Inc.	7,200	281,808
		3,255,730
Metals & Mining - 1.59%+
Aber Diamond Corporation	8,800	322,344
Commercial Metals Company	18,000	607,320
Inmet Mining Corporation *	30,000	538,064
Stillwater Mining Company *	36,000	329,400
		1,797,128
Multiline Retail - 1.00%+
Dillard's, Inc. - Class A	54,000	1,127,520
Multi-Utilities - 12.25%+
Aquila, Inc. *	620,000	2,455,200
CMS Energy Corporation *	168,000	2,763,600
Reliant Energy Inc. *	558,000	8,615,520
		13,834,320
Oil, Gas & Consumable Fuels - 1.53%+
Shell Canada Limited	3,000	104,903
UTS Energy Corporation *	360,000	1,625,807
		1,730,710
Paper & Forest Products - 0.01%+
Pope Resources, L.P.	200	6,260
Real Estate - 6.04%+
Alexander's, Inc. *	300	81,000
American Real Estate Partners, L.P.	140,000	5,250,000
Forest City Enterprises, Inc. - Class A	8,000	304,800
HomeFed Corporation	200	11,600
New Valley Corporation	6,600	59,466
SOLIDERE GDR *	800	10,640
Tejon Ranch Co. *	400	18,800
Texas Pacific Land Trust	6,800	1,078,140
United Capital Corporation *	400	9,384
		6,823,830
Road & Rail - 1.07%+
Laidlaw International, Inc.	50,000	1,208,500
Software - 0.97%+
Midway Games Inc. * (2)	72,000	1,093,680
Tobacco - 0.22%+
Vector Group Ltd. (2)	12,600	252,126
Transportation Infrastructure - 0.06%+
Sichuan Expressway Co. Limited - Class H	480,000	73,526

TOTAL COMMON STOCKS (Cost $73,518,820)		92,552,305

	Principal
	Amount
CONVERTIBLE BONDS - 0.44%+
Insurance - 0.44%+
Fairfax Financial Holdings Limited,
5.000%, due 7/15/2023 (Cost $497,500)	$500,000	496,875

	Shares
RIGHTS - 1.51%+
Commercial Services & Supplies - 1.51%+
Comdisco Holding Company, Inc.
Expiration Date 12/31/2050, Strike Price $1.00 #
(Cost $1,511,645)	5,000,000	1,700,000

	Principal
	Amount
SHORT-TERM INVESTMENTS - 15.94%+
US Government Agency Issues - 15.73%+
Federal Home Loan Bank Discount Note,
2.650%, due 10/03/2005	$ 17,764,000	17,761,039
Variable Rate Demand Notes ** - 0.21%+
American Family, 3.442%	2,575	2,575
U.S. Bank, N.A., 3.590%	236,618	236,618
Wisconsin Corporate Central Credit Union, 3.510%	1,249	1,249
		240,442

TOTAL SHORT-TERM INVESTMENTS (Cost $18,001,481)		18,001,481

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal Amount
FROM SECURITIES LENDING - 8.19%+	or Shares

Investment Companies - 0.00%+
Merrill Lynch Premier Institutional Fund	31	31

Repurchase Agreements - 8.19%+
CS First Boston Repurchase Agreement,
3.997%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $649,336	$ 649,120	649,120
Morgan Stanley Repurchase Agreement,
4.008%, dated 9/30/2005, due 10/3/2005(3)
Repurchase price $8,603,706	8,600,834	8,600,834
		9,249,954

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		9,249,985
(Cost $9,249,985)

Total Investments (Cost $102,779,431) - 108.04%+		$ 122,000,646

Cash Overdrafted from Securities Lending		(372,285)

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
GDR - Global Depository Receipts.
ADR - American Depository Receipts.
(2) - This security or a portion of this security was out on loan at September 30, 2005. Total loaned securities had a market value of $8,477,361 at September 30, 2005.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement
Description	Fair Value
CS First Boston Mortgage Securities Corp., Series 2001-HE25, Class A2, 3/25/2032	$ 160,023
CS First Boston Mortgage Securities Corp., Series 2004-4, Class AP, 9/25/2034	521,565
Total	$ 681,588

Morgan Stanley Repurchase Agreement
Description	Fair Value
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1/25/2035	974,300
Americredit Automobile Receivables Trust, Series 2003-DM, Class A4, 8/16/2010	390,259
Americredit Automobile Receivables Trust, Series 2004-DF, Class A2, 3/6/2008	93,842
Ameriquest Finance NIM Trust, Series 2004-RN7, Class A, 8/25/2009	530,426
Citibank Credit Card Issuance Trust, Series 2004-A3, Class A3, 7/25/2011	77,676
Discover Card Master Trust I, Series 2001-1, Class A, 1/15/2008	1,728,768
Discover Card Master Trust I, Series 2001-3, Class A, 9/15/2008	929,667
Ford Credit Auto Owner Trust, Series 2002-D, Class A4A, 11/15/2006	183,889
GSAA Home Equity Trust, Series 2005-6, Class A1, 6/25/2035	1,325,950
John Deere Owner Trust, Series 2004-A, Class A3, 12/17/2007	304,567
Nationslink Funding Corporation, Series 1998-1, Class F, 3/20/2030	797,395
New Valley Generation I, 7.299%, 3/15/2019	67,173
New Valley Generation V, 4.929%, 1/15/2021	20,610
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A3, 3/15/2007	412,340
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A3, 11/15/2007	128,569
Nissan Auto Receivables Owner Trust, Series 2004-C, Class A3, 10/15/2007	115,118
Nissan Master Owner Trust Receivables, 2003-A, Class A1, 9/15/2008	224,319
Novastar Home Equity Loan, Series 2001-1, Class A1, 7/25/2031	114,449
SLM Student Loan Trust, Series 2005-A, Class A4, 12/15/2038	154,896
USAA Auto Owner Trust, Series 2004-2, Class A4, 2/15/2011	73,376
Total	$ 8,647,589

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - September 30, 2005 (Unaudited)

Principal
SHORT-TERM INVESTMENTS - 102.04%+	Amount	Value

US Government Agency Issues - 102.04%+
Federal Home Loan Bank Discount Note,
2.650%, due 10/3/2005	$ 1,151,000	$ 1,150,808

Total Investments (Cost $1,150,808) - 102.04%+		$ 1,150,808

+ - Calculated as a percentage of net assets.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Options Written - September 30, 2005 (Unaudited)

CALL OPTIONS WRITTEN	Contracts	Value
Internet HOLDRs Trust
Expiration: January, 2007, Exercise Price: $70.00	5	$ 2,250

TOTAL OPTIONS WRITTEN		$ 2,250
(premiums received $6,985)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Options Written - September 30, 2005 (Unaudited)

CALL OPTIONS WRITTEN	Contracts	Value

Nasdaq - 100 Index Tracking Stock
Expiration: January, 2007, Exercise Price: $38.625	20	$9,600
Expiration: January, 2007, Exercise Price: $39.625	20	8,000

TOTAL OPTIONS WRITTEN		$ 17,600
(premiums received $22,479)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

(Signature and Title)* /s/ Peter B. Doyle
          Peter B. Doyle, President

Date November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
            Peter B. Doyle, President

Date November 22, 2005

By (Signature and Title)* /s/ Leonid Polyakov
            Leonid Polyakov, Treasurer

Date November 22, 2005

* Print the name and title of each signing officer under his or her signature.